Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 35,048	$ 1,604
Cash flows from investing activities:
Proceeds from sale of vessels	0	23,910
Vessels acquisitions and improvements	(34,313)	(134)
Advance for vessel acquisition	(4,450)	0
Finance lease prepayments and other initial direct costs	(305)	(3,500)
Other fixed assets, net	0	(176)
Deposits assets, non-current	0	1,325
Net cash (used in) / provided by investing activities	(39,068)	21,425
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	5,823	0
Payments for repurchase of common stock	(1,722)	(1,583)
Dividends paid	(2,492)	(5,048)
Proceeds from long term debt and other financial liabilities	58,279	53,750
Repayments of long term debt and other financial liabilities	(40,576)	(70,868)
Repayments of convertible notes	0	(8,000)
Payments of finance lease liabilities	(1,079)	0
Payments of fractional shares due to reverse stock split	0	(23)
Payments of financing and stock issuance costs	(917)	(1,282)
Net cash provided by / (used in) financing activities	17,316	(33,054)
Net increase / (decrease) in cash and cash equivalents and restricted cash	13,296	(10,025)
Cash and cash equivalents and restricted cash at beginning of period	24,928	32,477
Cash and cash equivalents and restricted cash at end of period	38,224	22,452
Cash paid during the period for:
Interest paid	10,260	8,899
Noncash financing activities:
Dividends declared but not paid	3,108	491
Financing and stock issuance costs	$ 2,035	$ 0